INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Investments [Abstract]
Schedule of Fixed Maturity Available-for-Sale Securities
The following tables summarize the Company’s fixed maturity securities available-for-sale at December 31, 2025 and 2024:

	December 31, 2025
(Expressed in thousands of U.S. Dollars)	Amortized cost basis	Gross unrealized gains	Gross unrealized losses	Allowance for expected credit losses	Fair value

Foreign governments	$35,291	$672	$(293)	$-	$35,670
Corporate bonds	1,019,056	22,795	(13,021)	(233)	1,028,597
Total	$1,054,347	$23,467	$(13,314)	$(233)	$1,064,267

	December 31, 2024
(Expressed in thousands of U.S. Dollars)	Amortized cost basis	Gross unrealized gains	Gross Unrealized losses	Allowance for expected credit losses	Fair value

Foreign governments	$25,821	$140	$(576)	$—	$25,385
Corporate bonds	998,045	6,248	(27,166)	(409)	976,718
Total	$1,023,866	$6,388	$(27,742)	$(409)	$1,002,103

Schedule of Net Unrealized Gain (Loss) on Investments
The following tables summarize gross unrealized losses and estimated fair value for fixed maturity securities available-for-sale by length of time that the securities have continuously been in an unrealized loss position:

	December 31, 2025
	Less than 12 months		12 months or more		Total
(Expressed in thousands of U.S. Dollars)	Fair value	Gross unrealized loss	Fair value	Gross unrealized loss	Fair value	Gross unrealized loss

Foreign governments	$729	$(4)	$4,342	$(289)	$5,071	$(293)
Corporate bonds	55,366	(324)	207,190	(12,697)	262,556	(13,021)
Total	$56,095	$(328)	$211,532	$(12,986)	$267,627	$(13,314)

	December 31, 2024
	Less than 12 months		12 months or more		Total
(Expressed in thousands of U.S. Dollars)	Fair value	Gross unrealized loss	Fair value	Gross unrealized loss	Fair value	Gross unrealized loss

Foreign governments	$3,853	$(10)	$4,973	$(566)	$8,826	$(576)
Corporate bonds	175,814	(3,044)	346,981	(24,122)	522,795	(27,166)
Total	$179,667	$(3,054)	$351,954	$(24,688)	$531,621	$(27,742)

Schedule of Contractual Maturities of the Company’s Fixed Maturity Available-for-Sale Securities
The contractual maturities of the Company’s fixed maturity securities available-for-sale are shown in the following table:

	December 31, 2025		December 31, 2024
(Expressed in thousands of U.S. Dollars)	Fair value	Amortized cost	Fair value	Amortized cost

Due in one year or less	$163,478	$163,233	$135,857	$137,430
Due after one you through to five years	512,581	503,792	587,635	596,130
Due after five you through to ten years	311,092	303,016	198,836	201,264
Due after ten years	77,116	84,306	79,775	89,042
	$1,064,267	$1,054,347	$1,002,103	$1,023,866

Schedule of Allowance for Expected Credit Losses
The following tables provide the movement of the allowance for expected credit losses of the Company’s fixed maturity securities available-for-sale:

(Expressed in thousands of U.S. Dollars)	December 31, 2025	December 31, 2024

	Corporate Bonds

Balance at beginning of year	$409	$353
(Recovery) addition for current year allowance for expected credit losses	(176)	56
Balance at end of year	$233	$409

Schedule of Investment Income
Investment Income

	Year ended December 31,
(Expressed in thousands of U.S. Dollars)	2025	2024	2023

Interest income	$54,483	$51,027	$39,750
Dividends from other investments	275	311	236
Dividends from equities	509	770	752
Investment’s custodian fees and other investments expenses	(523)	(225)	(278)
	$54,744	$51,883	$40,460

Schedule of Net Realized Gain (Loss) on Investments
Net realized gain on investments

	Year Ended December 31,
(Expressed in thousands of U.S. Dollars)	2025	2024	2023

Realized gain (loss) on sale of fixed maturity securities available-for-sale	$134	$(18)	$(477)
Realized gain on sale of equity securities	2,118	607	7,200
	$2,252	$589	$6,723

Schedule of Net Unrealized Gain (Loss) on Investments
Net unrealized gain on investments

	Year Ended December 31,
(Expressed in thousands of U.S. Dollars)	2025	2024	2023

Unrealized gain on equity securities	$1,284	$2,575	$3,080
Unrealized gain on other investments	1,433	382	989
Unrealized gain (loss) on equity-method investments at fair value	453	(1,567)	(1,385)
	$3,170	$1,390	$2,684

Schedule of Change in Allowance for Expected Credit Losses on Investments
Change in allowance for expected credit losses on investments

	Year Ended December 31,
(Expressed in thousands of U.S. Dollars)	2025	2024	2023

Change in allowance for expected credit losses for fixed maturity securities available-for-sale	$176	$(56)	$(158)
Change in allowance for expected credit losses on fixed maturity securities held to maturity	11	85	526
	$187	$29	$368